Note 16 - Fair Value Measurements (Details) - Financial Assets Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities available-for-sale:
Available for sale securities	$ 197,079,925	$ 177,607,765
Mortgage servicing rights	1,398,396	930,760	727,240	1,114,126
Total recurring	198,478,321	178,538,525
Nonrecurring:
Assets measure on a nonrecurring basis	3,288,372	14,210,362
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	12,333,009	15,554,085
US Government Agencies Debt Securities [Member]
Securities available-for-sale:
Available for sale securities	12,333,009	15,554,085
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	66,540,342	53,918,499
US States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Available for sale securities	66,540,342	53,918,499
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	117,471,538	107,607,325
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available-for-sale:
Available for sale securities	117,471,538	107,607,325
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Available for sale securities	735,036	527,856
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Available for sale securities	735,036	527,856
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	2,620,418	12,642,362
Impaired Loans [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	2,620,418	12,642,362
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	667,954	1,568,000
Other Real Estate Owned [Member]
Nonrecurring:
Assets measure on a nonrecurring basis	667,954	1,568,000
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	197,079,925	177,607,765
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	1,398,396	930,760	727,240	1,114,126
Total recurring	1,398,396	930,760
Nonrecurring:
Assets measure on a nonrecurring basis	$ 3,288,372	$ 14,210,362